CASH AND CASH EQUIVALENTS (Narrative) (Details) - Fixed interest rate [Member]	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Interest rate on deposits		1.53%
NIS [Member]
Disclosure of financial assets [line items]
Interest rate on deposits	0.16%	0.01%